UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Vollero Beach Capital Partners LLC

Address:   645 Madison Ave
           9th Floor
           New York, New York 10022


Form 13F File Number: 028-14279


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Michael Lubman
Title:  Chief Financial Officer
Phone:  212-584-4784

Signature,  Place,  and  Date  of  Signing:

/s/ Michael Lubman                 New York, NY                       5/16/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    2

Form 13F Information Table Entry Total:              68

Form 13F Information Table Value Total:  $      409,164
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     028-14281             Robert A. Vollero, Jr.
----  --------------------  ----------------------------------------------------
2     028-14280             Gentry T. Beach
----  --------------------  ----------------------------------------------------



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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------- --------------- --------- -------- ----------------- ---------- -------- -------------------
                                                        VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------- --------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
AK STL HLDG CORP             COM             001547108    5,656  358,400 SH       DEFINED    1,2      358,400      0    0
ALPHA NATURAL RESOURCES INC  COM             02076X102    4,744   79,900 SH       DEFINED    1,2       79,900      0    0
BASIC ENERGY SVCS INC NEW    COM             06985P100    3,237  126,900 SH       DEFINED    1,2      126,900      0    0
CHART INDS INC               COM PAR $0.01   16115Q308    3,776   68,600 SH       DEFINED    1,2       68,600      0    0
CHESAPEAKE ENERGY CORP       COM             165167107    8,222  245,300 SH       DEFINED    1,2      245,300      0    0
CHICAGO BRIDGE & IRON CO N V N Y REGISTRY SH 167250109    3,383   83,200 SH       DEFINED    1,2       83,200      0    0
CIMAREX ENERGY CO            COM             171798101    8,989   78,000 SH       DEFINED    1,2       78,000      0    0
COMPLETE PRODUCTION SERVICES COM             20453E109    6,734  211,700 SH       DEFINED    1,2      211,700      0    0
CONSOL ENERGY INC            COM             20854P109   14,780  275,600 SH       DEFINED    1,2      275,600      0    0
CVR ENERGY INC               COM             12662P108    3,027  130,700 SH       DEFINED    1,2      130,700      0    0
DRIL-QUIP INC                COM             262037104    5,176   65,500 SH       DEFINED    1,2       65,500      0    0
EATON CORP                   COM             278058102    3,864   69,700 SH       DEFINED    1,2       69,700      0    0
EL PASO CORP                 COM             28336L109    3,701  205,600 SH       DEFINED    1,2      205,600      0    0
ENERGEN CORP                 COM             29265N108    7,939  125,780 SH       DEFINED    1,2      125,780      0    0
ENSCO PLC                    SPONSORED ADR   29358Q109   15,380  265,900 SH       DEFINED    1,2      265,900      0    0
EQT CORP                     COM             26884L109    2,171   43,500 SH       DEFINED    1,2       43,500      0    0
EXCO RESOURCES INC           COM             269279402    3,562  172,400 SH       DEFINED    1,2      172,400      0    0
EXTERRAN HLDGS INC           COM             30225X103    6,587  277,600 SH       DEFINED    1,2      277,600      0    0
FLOTEK INDS INC DEL          COM             343389102    3,262  387,894 SH       DEFINED    1,2      387,894      0    0
FOREST OIL CORP              COM PAR $0.01   346091705    7,982  211,000 SH       DEFINED    1,2      211,000      0    0
FOSTER WHEELER AG            COM             H27178104    5,293  140,700 SH       DEFINED    1,2      140,700      0    0
FRONTIER OIL CORP            COM             35914P105    4,087  139,400 SH       DEFINED    1,2      139,400      0    0
GLOBAL GEOPHYSICAL SVCS INC  COM             37946S107      795   55,000 SH       DEFINED    1,2       55,000      0    0
GLOBAL INDS LTD              COM             379336100    2,510  256,399 SH       DEFINED    1,2      256,399      0    0
GOLAR LNG LTD BERMUDA        SHS             G9456A100    3,980  155,600 SH       DEFINED    1,2      155,600      0    0
GOODRICH PETE CORP           COM NEW         382410405    3,860  173,700 SH       DEFINED    1,2      173,700      0    0
GRAFTECH INTL LTD            COM             384313102    4,926  238,800 SH       DEFINED    1,2      238,800      0    0
GULFMARK OFFSHORE INC        CL A NEW        402629208    1,415   31,800 SH       DEFINED    1,2       31,800      0    0
HALLIBURTON CO               COM             406216101   16,951  340,100 SH       DEFINED    1,2      340,100      0    0
HELIX ENERGY SOLUTIONS GRP I COM             42330P107    2,356  137,000 SH       DEFINED    1,2      137,000      0    0
HOLLY CORP                   COM PAR $0.01   435758305    3,749   61,700 SH       DEFINED    1,2       61,700      0    0
INTERNATIONAL COAL GRP INC N COM             45928H106    5,077  449,300 SH       DEFINED    1,2      449,300      0    0
JACOBS ENGR GROUP INC DEL    COM             469814107    4,973   96,700 SH       DEFINED    1,2       96,700      0    0
JOY GLOBAL INC               COM             481165108    5,010   50,700 SH       DEFINED    1,2       50,700      0    0
KBR INC                      COM             48242W106    4,132  109,400 SH       DEFINED    1,2      109,400      0    0
LUFKIN INDS INC              COM             549764108    4,555   48,730 SH       DEFINED    1,2       48,730      0    0
LYONDELLBASELL INDUSTRIES N  SHS - A -       N53745100    3,449   87,200 SH       DEFINED    1,2       87,200      0    0
MAGNUM HUNTER RES CORP DEL   COM             55973B102    6,798  793,200 SH       DEFINED    1,2      793,200      0    0
MANITOWOC INC                COM             563571108    2,521  115,200 SH       DEFINED    1,2      115,200      0    0
MARTIN MARIETTA MATLS INC    COM             573284106    2,107   23,500 SH       DEFINED    1,2       23,500      0    0
METHANEX CORP                COM             59151K108    1,483   47,500 SH       DEFINED    1,2       47,500      0    0
NABORS INDUSTRIES LTD        SHS             G6359F103   10,068  331,400 SH       DEFINED    1,2      331,400      0    0
NEWPARK RES INC              COM PAR $.01NEW 651718504    2,773  352,845 SH       DEFINED    1,2      352,845      0    0
NOBLE ENERGY INC             COM             655044105    8,370   86,600 SH       DEFINED    1,2       86,600      0    0
OASIS PETE INC NEW           COM             674215108    3,412  107,900 SH       DEFINED    1,2      107,900      0    0
OIL STS INTL INC             COM             678026105    6,802   89,333 SH       DEFINED    1,2       89,333      0    0
PATTERSON UTI ENERGY INC     COM             703481101   16,758  570,200 SH       DEFINED    1,2      570,200      0    0
PETROHAWK ENERGY CORP        COM             716495106   15,877  647,000 SH       DEFINED    1,2      647,000      0    0
PLAINS EXPL& PRODTN CO       COM             726505100    9,717  268,200 SH       DEFINED    1,2      268,200      0    0
RANGE RES CORP               COM             75281A109    5,850  100,000     CALL DEFINED    1,2      100,000      0    0
ROBBINS & MYERS INC          COM             770196103    4,489   97,600 SH       DEFINED    1,2       97,600      0    0
ROWAN COS INC                COM             779382100    5,076  114,900 SH       DEFINED    1,2      114,900      0    0
RSC HOLDINGS INC             COM             74972L102    1,891  131,500 SH       DEFINED    1,2      131,500      0    0
SANDRIDGE ENERGY INC         COM             80007P307    9,423  736,200 SH       DEFINED    1,2      736,200      0    0
SCHLUMBERGER LTD             COM             806857108    4,719   50,600 SH       DEFINED    1,2       50,600      0    0
SELECT SECTOR SPDR TR        SBI INT-ENERGY  81369Y506   27,913  350,000     PUT  DEFINED    1,2      350,000      0    0
SELECT SECTOR SPDR TR        SBI INT-INDS    81369Y704    7,533  200,000     PUT  DEFINED    1,2      200,000      0    0
SOLUTIA INC                  COM NEW         834376501    1,730   68,100 SH       DEFINED    1,2       68,100      0    0
SOUTHWESTERN ENERGY CO       COM             845467109    4,783  111,300 SH       DEFINED    1,2      111,300      0    0
SPDR SERIES TRUST            S&P OILGAS EXP  78464A730    4,909   76,200 SH       DEFINED    1,2       76,200      0    0

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------- --------------- --------- -------- ----------------- ---------- -------- -------------------
                                                        VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------- --------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
SWIFT ENERGY CO              COM             870738101    8,705  203,960 SH       DEFINED    1,2      203,960      0    0
TENARIS S A                  SPONSORED ADR   88031M109    2,661   53,800 SH       DEFINED    1,2       53,800      0    0
TESORO CORP                  COM             881609101    7,059  263,100 SH       DEFINED    1,2      263,100      0    0
TETRA TECHNOLOGIES INC DEL   COM             88162F105    2,829  183,700 SH       DEFINED    1,2      183,700      0    0
UNIT CORP                    COM             909218109    2,484   40,100 SH       DEFINED    1,2       40,100      0    0
WALTER ENERGY INC            COM             93317Q105    3,873   28,600 SH       DEFINED    1,2       28,600      0    0
WEATHERFORD INTERNATIONAL LT REG SHS         H27013103   16,439  727,400 SH       DEFINED    1,2      727,400      0    0
WILLBROS GROUP INC DEL       COM             969203108      822   75,285 SH       DEFINED    1,2       75,285      0    0


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